Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Prospectus Date	rr_ProspectusDate	Jan. 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds IIEmerging Markets Debt FundStrategic Income Opportunities Fund (the funds)Supplement dated December 14, 2023 to the current Prospectus, as may be supplemented (the Prospectus)At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for share Class A. As a result effective March 1, 2024 (the Effective Date), the applicable information below is amended and restated as follows in the portion of the Shareholder fees table related to Class A under the “Fees and expenses” section:Shareholder fees (%) (fees paid directly from your investment)AMaximum front-end sales charge (load) on purchases, as a % of purchase price4.00Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less0.75(on certain purchases, including those of $500,000 or more)Small account fee (for fund account balances under $1,000) ($)20Prospectus SupplementJohn Hancock Funds IIOpportunistic Fixed Income Fund (the fund)Supplement dated December 14, 2023 to the current Prospectus, as may be supplemented (the Prospectus)At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for share Class A. As a result effective March 1, 2024 (the Effective Date), the applicable information below is amended and restated as follows in the portion of the Shareholder fees table related to Class A under the “Fees and expenses” section:Fees and expensesThis table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds.Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred sales charge (CDSC) waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). More information about these and other discounts is available from your financial professional and beginning on page 26 of the prospectus under “Sales charge reductions and waivers” or page 150 of the fund’s Statement of Additional Information under “Sales Charges on Class A and Class C Shares.”Shareholder fees (%) (fees paid directly from your investment)AMaximum front-end sales charge (load) on purchases, as a % of purchase price4.00Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less0.75(on certain purchases, including those of $500,000 or more)Small account fee (for fund account balances under $1,000) ($)20
Emerging Markets Debt Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Emerging Markets Debt Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	4.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	0.75%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Strategic Income Opportunities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Strategic Income Opportunities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	4.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	0.75%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Opportunistic Fixed Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds IIEmerging Markets Debt FundStrategic Income Opportunities Fund (the funds)Supplement dated December 14, 2023 to the current Prospectus, as may be supplemented (the Prospectus)At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for share Class A. As a result effective March 1, 2024 (the Effective Date), the applicable information below is amended and restated as follows in the portion of the Shareholder fees table related to Class A under the “Fees and expenses” section:Shareholder fees (%) (fees paid directly from your investment)AMaximum front-end sales charge (load) on purchases, as a % of purchase price4.00Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less0.75(on certain purchases, including those of $500,000 or more)Small account fee (for fund account balances under $1,000) ($)20Prospectus SupplementJohn Hancock Funds IIOpportunistic Fixed Income Fund (the fund)Supplement dated December 14, 2023 to the current Prospectus, as may be supplemented (the Prospectus)At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for share Class A. As a result effective March 1, 2024 (the Effective Date), the applicable information below is amended and restated as follows in the portion of the Shareholder fees table related to Class A under the “Fees and expenses” section:Fees and expensesThis table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds.Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred sales charge (CDSC) waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). More information about these and other discounts is available from your financial professional and beginning on page 26 of the prospectus under “Sales charge reductions and waivers” or page 150 of the fund’s Statement of Additional Information under “Sales Charges on Class A and Class C Shares.”Shareholder fees (%) (fees paid directly from your investment)AMaximum front-end sales charge (load) on purchases, as a % of purchase price4.00Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less0.75(on certain purchases, including those of $500,000 or more)Small account fee (for fund account balances under $1,000) ($)20
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds.
Opportunistic Fixed Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	4.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	0.75%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20